Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document and Entity Information
Document Type	S-1
Entity Registrant Name	Jefferson Capital, Inc. / DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002046042
Amendment Flag	false